Property and Equipment, Net (Tables)	12 Months Ended
May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	Estimated Life	May 31, 2025	May 31, 2024
Laboratory equipment	5 years	$88,388	$88,388
Furniture	7 years	11,780	11,780
Computer equipment	3 years	5,176	5,176
Total property and equipment		105,344	105,344
Accumulated depreciation		(85,315)	(64,487)
Property and equipment, net		$20,029	$40,857